Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 2,766,225	$ 3,298,473
Total derivatives	(267,859)	(314,926)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	2,591,090	3,098,496
Total liability derivatives, Fair value, net	(258,415)	(295,305)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	152,936	174,791
Total liability derivatives, Fair value, net	(8,970)	(18,047)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed withdrawal benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	22,199	25,186
Total liability derivatives, Fair value, net	$ (474)	$ (1,574)